Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000205001_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205001_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000205001_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000014532_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014532_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014532_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014533_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014533_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014533_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014531_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014531_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014531_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014529_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014529_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014529_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205000_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205000_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014527_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014527_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014527_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014528_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014528_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014528_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014526_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014526_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014526_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014524_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014524_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014524_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205004_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205004_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014552_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014552_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014552_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014553_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014553_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014553_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014551_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014551_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014551_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014549_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014549_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014549_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205008_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205008_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014572_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014572_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014572_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014573_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014573_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014573_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014571_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014571_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014571_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014569_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014569_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014569_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205003_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205003_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014542_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014542_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014542_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014543_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014543_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014543_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014541_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014541_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014541_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014539_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014539_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014539_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205006_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205006_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000205006_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000014562_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014562_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014562_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014563_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014563_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014563_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014561_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014561_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014561_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014559_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014559_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014559_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205005_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205005_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014557_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014557_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014557_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014558_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014558_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014558_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014556_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014556_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014556_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014554_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014554_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014554_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205007_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205007_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014567_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014567_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014567_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014568_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014568_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014568_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014566_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014566_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014566_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014564_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014564_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014564_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205002_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000205002_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014537_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014537_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014537_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014538_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014538_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014538_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014536_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014536_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014536_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014534_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014534_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014534_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000204999_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000204999_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000204999_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000014522_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014522_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014522_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014523_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014523_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014523_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014521_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014521_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014521_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000014519_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000014519_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000014519_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000205000_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205004_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205008_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205003_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205005_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205007_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205002_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000205001_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%
C000205001_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.19%
C000205001_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%
C000205001_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
C000205001_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%
C000205001_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%
C000014532_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.16%
C000014532_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000014532_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.41%
C000014532_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.41%
C000014532_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.44%
C000014532_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.80%
C000014532_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
C000014532_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%
C000014532_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000014533_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%
C000014533_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.05%
C000014533_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.41%
C000014533_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
C000014533_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%
C000014533_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000014531_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%
C000014531_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.89%
C000014531_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.44%
C000014531_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.78%
C000014531_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.89%
C000014531_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.44%
C000014531_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
C000014531_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%
C000014531_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000014529_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%
C000014529_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000014529_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000014529_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.72%
C000014529_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%
C000014529_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.11%
C000014529_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%
C000014529_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%
C000014529_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000205000_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%
C000205000_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.37%
C000205000_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	21.97%
C000205000_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%
C000205000_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014527_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%
C000014527_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.78%
C000014527_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.57%
C000014527_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%
C000014527_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.63%
C000014527_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			22.00%
C000014527_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%
C000014527_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014527_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.37%
C000014528_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.38%
C000014528_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.23%
C000014528_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			22.64%
C000014528_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%
C000014528_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014528_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.37%
C000014526_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%
C000014526_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.01%
C000014526_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.57%
C000014526_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%
C000014526_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.01%
C000014526_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.57%
C000014526_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%
C000014526_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014526_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.37%
C000014524_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%
C000014524_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.50%
C000014524_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.58%
C000014524_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%
C000014524_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.92%
C000014524_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			22.30%
C000014524_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%
C000014524_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014524_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.37%
C000205004_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%
C000205004_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		32.58%
C000205004_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000205004_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000205004_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.38%
C000014552_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%
C000014552_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		30.81%
C000014552_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.00%
C000014552_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.38%
C000014552_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.74%
C000014552_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.45%
C000014552_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000014552_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.38%
C000014552_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			28.27%
C000014553_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%
C000014553_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		32.41%
C000014553_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			28.18%
C000014553_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000014553_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.38%
C000014553_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			28.27%
C000014551_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.78%
C000014551_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.07%
C000014551_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.04%
C000014551_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%
C000014551_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.07%
C000014551_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.04%
C000014551_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000014551_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.38%
C000014551_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			28.27%
C000014549_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.64%
C000014549_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		30.52%
C000014549_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.07%
C000014549_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.69%
C000014549_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		32.07%
C000014549_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			27.82%
C000014549_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%
C000014549_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		31.38%
C000014549_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			28.27%
C000205008_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%
C000205008_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%
C000205008_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%
C000205008_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000205008_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000014572_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.78%)
C000014572_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%
C000014572_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.98%
C000014572_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%
C000014572_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.85%
C000014572_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.35%
C000014572_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000014572_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000014572_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%
C000014573_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%
C000014573_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.33%
C000014573_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.85%
C000014573_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000014573_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000014573_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%
C000014571_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.34%
C000014571_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000014571_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.94%
C000014571_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%
C000014571_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
C000014571_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.94%
C000014571_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000014571_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000014571_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%
C000014569_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.81%)
C000014569_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%
C000014569_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.97%
C000014569_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000014569_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.07%
C000014569_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.58%
C000014569_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%
C000014569_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%
C000014569_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%
C000205003_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.20%
C000205003_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.23%
C000205003_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%
C000205003_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%
C000205003_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%
C000014542_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%
C000014542_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.62%
C000014542_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.26%
C000014542_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.40%
C000014542_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.46%
C000014542_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.65%
C000014542_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%
C000014542_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%
C000014542_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.71%
C000014543_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%
C000014543_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.08%
C000014543_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000014543_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%
C000014543_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%
C000014543_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.71%
C000014541_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%
C000014541_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.86%
C000014541_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%
C000014541_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.73%
C000014541_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.86%
C000014541_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.27%
C000014541_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%
C000014541_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%
C000014541_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.71%
C000014539_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%
C000014539_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.36%
C000014539_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.28%
C000014539_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.70%
C000014539_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.76%
C000014539_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.94%
C000014539_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%
C000014539_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%
C000014539_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.71%
C000205006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.07%)
C000205006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.33%
C000205006_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%
C000205006_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.70%)
C000205006_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%
C000205006_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%
C000014562_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.91%)
C000014562_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.97%
C000014562_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.61%
C000014562_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.64%)
C000014562_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.69%
C000014562_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.98%
C000014562_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.70%)
C000014562_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%
C000014562_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%
C000014563_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.17%)
C000014563_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%
C000014563_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.52%
C000014563_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.70%)
C000014563_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%
C000014563_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%
C000014561_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.89%)
C000014561_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.18%
C000014561_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.62%
C000014561_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.10%)
C000014561_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.18%
C000014561_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.62%
C000014561_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.70%)
C000014561_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%
C000014561_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%
C000014559_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.78%)
C000014559_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.75%
C000014559_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.63%
C000014559_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.40%)
C000014559_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.95%
C000014559_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.25%
C000014559_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.70%)
C000014559_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%
C000014559_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.97%
C000205005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.89%
C000205005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		21.11%
C000205005_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%
C000205005_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%
C000205005_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000014557_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%
C000014557_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.47%
C000014557_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.76%
C000014557_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%
C000014557_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.32%
C000014557_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000014557_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%
C000014557_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000014557_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%
C000014558_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%
C000014558_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.95%
C000014558_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.75%
C000014558_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%
C000014558_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000014558_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%
C000014556_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%
C000014556_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.72%
C000014556_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.77%
C000014556_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.53%
C000014556_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.72%
C000014556_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.77%
C000014556_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%
C000014556_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000014556_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%
C000014554_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%
C000014554_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.20%
C000014554_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.78%
C000014554_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%
C000014554_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.62%
C000014554_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.44%
C000014554_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%
C000014554_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000014554_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%
C000205007_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.90%)
C000205007_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.71%
C000205007_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%
C000205007_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)
C000205007_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%
C000014567_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.81%)
C000014567_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		23.97%
C000014567_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.98%
C000014567_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.50%)
C000014567_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		24.85%
C000014567_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.36%
C000014567_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)
C000014567_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%
C000014567_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.19%
C000014568_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.01%)
C000014568_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.54%
C000014568_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.94%
C000014568_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)
C000014568_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%
C000014568_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.19%
C000014566_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.91%)
C000014566_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		24.25%
C000014566_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.02%
C000014566_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.98%)
C000014566_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		24.25%
C000014566_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.02%
C000014566_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)
C000014566_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%
C000014566_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.19%
C000014564_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.72%)
C000014564_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		23.71%
C000014564_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.01%
C000014564_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.27%)
C000014564_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.18%
C000014564_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.63%
C000014564_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)
C000014564_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%
C000014564_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.19%
C000205002_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000205002_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.84%
C000205002_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000205002_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000205002_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000014537_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%
C000014537_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.33%
C000014537_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.92%
C000014537_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%
C000014537_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.11%
C000014537_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.31%
C000014537_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000014537_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000014537_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.77%
C000014538_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.74%
C000014538_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%
C000014538_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.91%
C000014538_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000014538_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000014538_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.77%
C000014536_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%
C000014536_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000014536_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.94%
C000014536_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%
C000014536_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000014536_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.94%
C000014536_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000014536_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000014536_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.77%
C000014534_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000014534_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000014534_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.95%
C000014534_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000014534_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.40%
C000014534_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%
C000014534_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000014534_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
C000014534_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.77%
C000204999_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.24%)
C000204999_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.33%
C000204999_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%
C000204999_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
C000204999_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000204999_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%
C000014522_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.03%)
C000014522_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.89%
C000014522_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.05%
C000014522_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.81%)
C000014522_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%
C000014522_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.41%
C000014522_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
C000014522_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000014522_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000014523_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.32%)
C000014523_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.20%
C000014523_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.00%
C000014523_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
C000014523_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000014523_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000014521_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.11%)
C000014521_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%
C000014521_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.10%
C000014521_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.25%)
C000014521_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%
C000014521_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.10%
C000014521_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
C000014521_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000014521_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000014519_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.92%)
C000014519_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.68%
C000014519_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.10%
C000014519_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.60%)
C000014519_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%
C000014519_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.71%
C000014519_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.12%)
C000014519_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%
C000014519_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000205000_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
C000205004_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%
C000205008_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000205003_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%
C000205005_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%
C000205007_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
C000205002_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%